Operating lease liabilities	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating lease liabilities	Operating lease liabilities:

	December 31, 2023	December 31, 2022
Operating lease commitments	$425.9	$581.6
Impact of discounting	(38.5)	(66.3)
Impact of changes in variable rates	(15.2)	(8.3)
Operating lease liabilities	372.2	507.0
Current portion of operating lease liabilities	(101.1)	(115.3)
Operating lease liabilities	$271.1	$391.7
Operating lease liabilities relate to vessel sale-leaseback transactions and other operating leases. Vessel sale-leaseback transactions under operating lease arrangements are in part, indexed to three month benchmark rate, reset on a quarterly basis. For one of the Company’s vessel operating leases, an option to repurchase the vessel exists at the end of its lease term. For all other arrangements, the lease may be terminated prior to the end of the lease term, at the option of the Company, by repurchasing the respective vessels on a specified repurchase date at a pre-determined fair value amount. For one of these arrangements, if the Company elects not to repurchase the vessel, the lessor may choose not to continue the lease until the end of its term. Each sale-leaseback transaction contains financial covenants requiring the Company to maintain certain tangible net worth, interest coverage ratios and debt-to-assets ratios, as defined. These vessels are leased to customers under time charter arrangements.
13.    Operating lease liabilities (continued):
Operating lease costs related to vessel sale-leaseback transactions and other leases are summarized as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
Lease costs:
Operating lease costs	$116.8	$128.5
Variable lease adjustments	4.7	(4.8)

Other information:
Operating cash outflow used for operating leases	113.3	116.5
Weighted average discount rate(1)	4.8%	4.8%
Weighted average remaining lease term	4 years	5 years

(1)The weighted average discount rate is based on a fixed rate at the time the lease was entered into and is adjusted quarterly as each lease payment is made.